Nationwide Small Cap Index Fund Investment Objectives and Goals - Nationwide Small Cap Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Small Cap Index Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses.